Consolidated Statements of Stockholders' Equity (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Warrant [Member]	Statutory Surplus Reserve [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2010	$ 7,950	$ 4,719,622	$ 5,580,625	$ 3,024,562	$ 5,960,944	$ 1,093,014	$ 20,386,717
Balance (in shares) at Dec. 31, 2010	7,949,965
Net Income	0	0	0	0	1,187,981	0	1,187,981
Issuance of share based compensation	22	35,669	0	0	0	0	35,690
Issuance of share based compensation (in shares)	21,500
Foreign currency translation adjustment	0	0	0	0	0	916,979	916,979
Balance at Dec. 31, 2011	7,972	4,755,291	5,580,625	3,024,562	7,148,925	2,009,993	22,527,367
Balance (in shares) at Dec. 31, 2011	7,971,465						7,971,465
Net Income	0	0	0	0	(3,857,876)	0	(3,857,876)
Issuance of share based compensation	10	0	0	0	0	0	10
Issuance of share based compensation (in shares)	9,500
Stock dividend	478	0	0	0	(478)	0	0
Stock dividend (in shares)	478,307						478,307
Foreign currency translation adjustment	0	0	0	0	0	20,657	20,657
Balance at Dec. 31, 2012	$ 8,460	$ 4,755,291	$ 5,580,625	$ 3,024,562	$ 3,290,571	$ 2,030,650	$ 18,690,158
Balance (in shares) at Dec. 31, 2012	8,459,272						8,459,272